UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number		811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
	-	Dreyfus Premier Consumer Fund
	-	Dreyfus Premier Health Care Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	07/31/05

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FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS PREMIER CONSUMER FUND
Statement of Investments
July 31, 2005 (Unaudited)

Common Stock-94.1%	Shares		Value($)

Advertising-1.8%
Lamar Advertising	490	a	21,565

Beverages & Tobacco-9.8%
Altria Group	840	a	56,246
Boston Beer, Cl. A	650	a	14,092
Brown-Forman, Cl. B	440		25,718
Diageo, ADR	370	a	20,598
			116,654

Broadcasting-4.7%
Clear Channel Communications	310		10,118
Radio One, Cl. A	1,390	a	18,334
Univision Communications, Cl. A	600	a	16,968
Viacom, Cl. B	320		10,717
			56,137

Building & Industrial Supplies-2.1%
Home Depot	570		24,801

Cable & Media-1.8%
Comcast, Special Cl. A	700	a	21,000

Clothing Stores-4.0%
American Eagle Outfitters	360	a	11,862
Chico's FAS	360	a	14,440
Nordstrom	560	a	20,725
			47,027

Consumer Cyclical / Miscellaneous-.8%
Scotts Miracle-Gro, Cl.A	120	a	9,408

Consumer Non-Durables-1.3%
Colgate-Palmolive	300		15,882

Cosmetics-11.1%
Estee Lauder Cos., Cl. A	580	a	22,701
Gillette	380		20,395
Kimberly-Clark	130		8,289
Playtex Products	1,510	a	16,097
Procter & Gamble	1,170		65,087
			132,569

Department Stores-3.4%
Federated Department Stores	200		15,174
Kohl's	300	a	16,905
Pacific Sunwear of California	320	a	7,805

			39,884

Food & Beverages-3.1%
ARAMARK, Cl. B	440	a	12,250
Ralcorp Holdings	300	a	12,900
United Natural Foods	350	a	11,802
			36,952

Food / Merchandising-1.6%
Whole Foods Market	140		19,111

Hotels & Motels-4.8%
Carnival	420		22,008
Hilton Hotels	900		22,275
Intrawest	500		12,260
			56,543

Media/Entertainment-7.4%
News, Cl. A	980		16,052
Time Warner	2,150		36,593
Viacom, Cl. A	320		10,762
Walt Disney	960	a	24,614
			88,021

Packaged Foods & Meats-7.6%
Campbell Soup	400		12,340
Dean Foods	770	a	27,489
General Mills	400		18,960
Groupe Danone, ADR	1,030		20,291
Kellogg	240		10,874
			89,954

Restaurants-1.9%
McDonald's	740		23,066

Retail Trade-3.7%
CVS	700		21,721
Dollar General	1,100		22,352
			44,073

Retail Trade-Discounters-5.4%
Target	300		17,625
Wal-Mart Stores	940		46,389
			64,014

Shoes & Leather-1.4%
NIKE, Cl. B	200	a	16,760

Soft Drinks-7.6%
Cadbury Schweppes, ADR	500		19,320
Coca-Cola	320		14,003
PepsiCo	1,050		57,257

			90,580

Specialty Retail/Stores-7.2%
Bed Bath & Beyond	560	a	25,704
Cost Plus	270	a	6,083
CSK Auto	1,000	a	18,710
Dick's Sporting Goods	660	a	26,215
Staples	375		8,539
			85,251

Telecommunication Services-1.6%
Liberty Media	2,200	a	19,338

Total Common Stocks
(cost $1,017,864)			1,118,590

Total Investments (cost $1,017,864)	94.1%		1,118,590

Cash and Receivables (Net)	5.9%		70,516

Net Assets	100.0%		1,189,106

ADR- American Depository Receipts
a Non-income producing

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER HEALTH CARE FUND
Statement of Investments
July 31, 2005 (Unaudited)

Common Stock-98.9%	Shares		Value($)

Biotechnology-22.0%
Amgen	7,900	a	630,025
Array BioPharma	6,500	a	43,940
Applera - Celera Genomics Group	4,200	a	51,828
Biogen Idec	1,375	a	54,024
Celgene	1,700	a	81,345
Cephalon	1,500	a	62,850
Genentech	3,050	a	272,456
Genzyme	2,275	a	169,283
ImmunoGen	5,800	a	40,600
Incyte	5,200	a	41,444
InterMune	5,200	a	78,676
Invitrogen	800	a	68,616
Ista Pharmaceuticals	9,300	a	92,814
Medarex	5,200	a	50,700
MedImmune	3,200	a	90,912
Myriad Genetics	2,200	a	38,720
Protein Design Labs	2,300	a	52,417
Serologicals	1,875	a	43,125
Vertex Pharmaceuticals	3,200	a	51,040
ZymoGenetics	2,300	a	40,779
			2,055,594

Distributors-5.5%
Cardinal Health	2,200		131,076
Fisher Scientific International	1,900	a	127,395
Omnicare	2,900		133,690
PSS World Medical	8,600	a	125,732
			517,893

Healthcare IT-1.8%
Eclipsys	2,800	a	47,516
IDX Systems	1,075	a	34,400
WebMD	8,400	a	89,124
			171,040

Managed Health Care-8.8%
Magellan Health Services	1,775	a	63,581
PacifiCare Health Systems	1,375	a	104,775
UnitedHealth Group	4,550		237,965
WellChoice	1,350	a	89,100
WellPoint	4,650	a	328,941
			824,362

Medical Technology-18.7%
Bard (C.R.)	1,075		71,799
Bausch & Lomb	1,000		84,650
Becton, Dickinson & Co.	600		33,222
Boston Scientific	5,300	a	153,435
Guidant	1,775		122,120
Hospira	3,475	a	132,919
Medtronic	4,250		229,245
PerkinElmer	4,300		90,214
Respironics	3,800	a	144,020
St. Jude Medical	4,050	a	192,010
Stryker	1,800		97,362
Sybron Dental Specialties	2,275	a	83,606
Varian Medical Systems	1,600	a	62,816

Vnus Medical Technologies	4,900	a	60,956
Waters	1,020	a	46,186
Zimmer Holdings	1,675	a	137,953
			1,742,513

Pharmaceuticals-28.5%
Abbott Laboratories	8,270		385,630
Bristol-Myers Squibb	8,075		201,714
Eli Lilly & Co.	4,175		235,136
Johnson & Johnson	5,645		361,054
Novartis, ADR	4,775		232,590
Pfizer	13,775		365,037
Roche Holding, ADR	1,875		127,533
Sanofi-Synthelabo, ADR	5,250		227,325
Schering-Plough	6,300		131,166
Wyeth	8,550		391,163
			2,658,348

Services-9.5%
Allscripts Healthcare Solutions	2,600	a	44,122
Caremark Rx	2,900	a	129,282
Charles River Laboratories International	2,170	a	105,679
Community Health Systems	2,175	a	83,977
Covance	2,775	a	137,501
HCA	1,100		54,175
Laboratory Corporation of America Holdings	1,600	a	81,072
Matria Healthcare	1,300	a	45,942
Option Care	3,970		55,659
Pediatrix Medical Group	600	a	47,052
Triad Hospitals	700	a	34,769
VCA Antech	2,800	a	66,472
			885,702

Specialty Pharmaceuticals-4.1%
Alcon	1,500		171,825
Impax Laboratories	3,450	a	54,855
IVAX	3,800	a	96,824
MGI Pharma	2,100	a	57,330
			380,834
Total Common Stocks
(cost $7,888,009)			9,236,286
	Principal
Short Term Investments-0.7%	Amount($)		Value($)

U.S. Treasury Bills;
3.04%, 8/18/2005 (cost $68,901)	69,000		68,899

Total Investments(cost $7,956,910)	99.6%		9,305,185

Cash and Receivables (Net)	.4%		38,673

Net Assets	100.0%		9,343,858

ADR- American Depository Receipts
a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER OPPORTUNITY FUNDS
-	Dreyfus Premier Consumer Fund
-	Dreyfus Premier Health Care Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 16, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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